UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        -------------------------
Title:  President of Palo Investors, Manager
        -------------------------
Phone:  (650) 325-0772
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  2/11/2008
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           80
                                         -----------
Form 13F Information Table Value Total:   $1,559,634
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Medical Optics, Inc.  COM              00763m108    10270   418682 SH       SOLE               418682      0    0
Aeterna Zentaris               COM              007975204      457   296600 SH       SOLE               296600      0    0
Akamai Technologies, Inc.      COM              00971T101    15064   435370 SH       SOLE               435370      0    0
Alberta Clipper Energy Inc.    COM              01285R104     2428  1256100 SH       SOLE              1256100      0    0
Align Technology, Inc.         COM              016255101    20451  1226090 SH       SOLE              1226090      0    0
Allis-Chalmers Energy Inc.     COM              019645506    58865  3990817 SH       SOLE              3990817      0    0
AMAG Pharmaceuticals, Inc.     COM              00163u106    74936  1246237 SH       SOLE              1246237      0    0
Amgen, Inc.                    COM              031162100     1608    34630 SH       SOLE                34630      0    0
Amicus Therapeutics, Inc.      COM              03152W109     7995   743742 SH       SOLE               743742      0    0
Anika Therapeutics, Inc.       COM              035255108     2588   177865 SH       SOLE               177865      0    0
Apple Inc.                     COM              037833100     2555    12900 SH       SOLE                12900      0    0
Arbios Systems Inc.            COM              03875v107      318   461539 SH       SOLE               461539      0    0
ATS Medical, Inc.              COM              002083103      907   410221 SH       SOLE               410221      0    0
Auxilium Pharmaceuticals, Inc. COM              05334D107    64187  2140295 SH       SOLE              2140295      0    0
Biomarin Pharmaceuticals, Inc  COM              09061G101      509    14375 SH       SOLE                14375      0    0
Biomimetic Therapeutics, Inc.  COM              09064X101    12364   711826 SH       SOLE               711826      0    0
Bioscrip Inc.                  COM              09069N108     3641   471030 SH       SOLE               471030      0    0
BroadVision, Inc.              COM              111412607    27266 15232359 SH       SOLE             15232359      0    0
Cache, Inc                     COM              127150308    13474  1442600 SH       SOLE              1442600      0    0
Cadence Pharmaceuticals, Inc.  COM              12738T100     1410    94855 SH       SOLE                94855      0    0
CalFrac Well Services Ltd.     COM              129584108     7589   430000 SH       SOLE               430000      0    0
Canadian Superior Energy Inc.  COM              136644101    31182 10727100 SH       SOLE             10727100      0    0
Carrizo Oil & Gas, Inc.        COM              144577103    31755   580000 SH       SOLE               580000      0    0
Centennial Bank Holdings, Inc. COM              151345303     9103  1574900 SH       SOLE              1574900      0    0
Ceragon Networks Ltd.          COM              M22013102    12437  1257500 SH       SOLE              1257500      0    0
Cisco Systems, Inc.            COM              17275R102    18703   690900 SH       SOLE               690900      0    0
CollaGenex Pharmaceutical,     COM              19419B100    16791  1758187 SH       SOLE              1758187      0    0
Inc.
Cyberonics, Inc.               COM              23251P102    22280  1693012 SH       SOLE              1693012      0    0
Cypress Bioscience Inc.        COM              232674507     3926   355904 SH       SOLE               355904      0    0
Digital River, Inc.            COM              25388B104    15897   480700 SH       SOLE               480700      0    0
eBay Inc.                      COM              278642103     2051    61800 SH       SOLE                61800      0    0
Ember Resources Inc.           COM              29081X108     2786  2337500 SH       SOLE              2337500      0    0
Evergreen Solar, Inc.          COM              30033R108     8635   500000 SH       SOLE               500000      0    0
F5 Networks, Inc.              COM              315616102     2521    88400 SH       SOLE                88400      0    0
Flotek Industries, Inc.        COM              343389102     7527   208853 SH       SOLE               208853      0    0
Frontier Oil Corporation       COM              35914P105    14609   360000 SH       SOLE               360000      0    0
Gastar Exploration Limited     COM              367299104    26452 21161200 SH       SOLE             21161200      0    0
Genomic Health, Inc.           COM              37244C101      881    38930 SH       SOLE                38930      0    0
Genzyme Corporation            COM              372917104    19249   258585 SH       SOLE               258585      0    0
Gigamedia Limited              COM              Y2711Y104    17643   940950 SH       SOLE               940950      0    0
Helmerich Payne, Inc.          COM              423452101    18829   469900 SH       SOLE               469900      0    0
IDM Pharma Inc.                COM              449394105     1720  2176700 SH       SOLE              2176700      0    0
ImClone Systems Incorporated   COM              45245W109    19185   446155 SH       SOLE               446155      0    0
Limelight Networks, Inc.       COM              53261M104    38127  5533673 SH       SOLE              5533673      0    0
Martek Biosciences Corp        COM              572901106      532    18000 SH       SOLE                18000      0    0
Medivation, Inc.               COM              58501n101    32297  2242813 SH       SOLE              2242813      0    0
Merck & Co., Inc               COM              589331107     6043   103995 SH       SOLE               103995      0    0
MGI Pharma, Inc.               COM              552880106    39666   978680 SH       SOLE               978680      0    0
Momenta Pharmaceuticals, Inc.  COM              60877T100    22152  3102460 SH       SOLE              3102460      0    0
NuVasive Inc.                  COM              670704105     4948   125215 SH       SOLE               125215      0    0
NVIDIA Corporation             COM              67066g104     4280   125800 SH       SOLE               125800      0    0
NxStage Medical, Inc.          COM              67072V103    12237   806690 SH       SOLE               806690      0    0
Oceaneering International      COM              675232102     6062    90000 SH       SOLE                90000      0    0
Oilexco Incorporated           COM              667909103     2640   200000 SH       SOLE               200000      0    0
Onyx Pharmaceuticals, Inc.     COM              683399109   111061  1996780 SH       SOLE              1996780      0    0
Peets Coffee & Tea, Inc        COM              705560100    48875  1681275 SH       SOLE              1681275      0    0
Pharmion Corporation           COM              71715B409    51685   822217 SH       SOLE               822217      0    0
Photomedex Inc                 COM              719358103      382   401700 SH       SOLE               401700      0    0
Plains Exploration &           COM              726505100    29970   555000 SH       SOLE               555000      0    0
Production Company
Portfolio Recovery Associates, COM              73640Q105    22487   566845 SH       SOLE               566845      0    0
Inc.
Questcor Pharmaceuticals       COM              74835Y101    12489  2164400 SH       SOLE              2164400      0    0
Range Resources Corp.          COM              75281A109    23061   449000 SH       SOLE               449000      0    0
Restoration Hardware, Inc.     COM              760981100    29399  4474800 SH       SOLE              4474800      0    0
Savient Pharmaceuticals, Inc.  COM              80517Q100   158987  6921519 SH       SOLE              6921519      0    0
St. Jude Medical, Inc.         COM              790849103    49715  1223300 SH       SOLE              1223300      0    0
Sun Microsystems, Inc.         COM              866810203    24436  1347825 SH       SOLE              1347825      0    0
T-3 Energy Services, Inc.      COM              87306e107    10817   230100 SH       SOLE               230100      0    0
Tesco Corporation              COM              88157K101     6307   220000 SH       SOLE               220000      0    0
The9 Limited                   COM              88337K104    27299  1280450 SH       SOLE              1280450      0    0
Toreador Resources Corporation COM              891050106    12205  1746100 SH       SOLE              1746100      0    0
Transocean Inc.                COM              G90073100     9098    63554 SH       SOLE                63554      0    0
Triangle Petroleum Corporation COM              89600B102     9722  6944500 SH       SOLE              6944500      0    0
Unica Corporation              COM              904583101    15558  1681907 SH       SOLE              1681907      0    0
United Therapeutics Corp       COM              91307C102     4510    46185 SH       SOLE                46185      0    0
UTS Energy Corporation         COM              903396109    18562  3444600 SH       SOLE              3444600      0    0
Verasun Energy Corporation     COM              92336G106    15399  1007800 SH       SOLE              1007800      0    0
ViroPharma Incorporated        COM              928241108     9107  1147001 SH       SOLE              1147001      0    0
WebSense Inc.                  COM              947684106    27046  1592787 SH       SOLE              1592787      0    0
Whole Foods Market, Inc.       COM              966837106    13346   327100 SH       SOLE               327100      0    0
Xtreme Coil Drilling Corp.     COM              98417d102    16083  2022300 SH       SOLE              2022300      0    0